Short-Term Borrowings and Long-Term Debt (Schedule of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011		Mar. 31, 2010
Long-term debt
Total	¥ 13,356,728		¥ 14,162,424
MUFG [Member]
Long-term debt
Total	401,225		631,390
Obligations under capital leases	22		45
MUFG [Member] | Fixed rate bonds, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt			230,000	[1]
Unsubordinated debt, Maturity date range, Start	2010
Unsubordinated debt, Maturity date range, End	2011
Unsubordinated debt, Interest rate, Minimum	0.59%
Unsubordinated debt, Interest rate, Maximum	1.21%
MUFG [Member] | Fixed rate bonds, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt			230,000	[1]
Unsubordinated debt, Maturity date range, Start	2010
Unsubordinated debt, Maturity date range, End	2011
Unsubordinated debt, Interest rate, Minimum	0.59%
Unsubordinated debt, Interest rate, Maximum	1.21%
MUFG [Member] | Adjustable rate bonds with no maturity date, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	380,500	[1]	380,500	[1]
Subordinated debt, Interest rate, Minimum	3.92%
Subordinated debt, Interest rate, Maximum	4.42%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	2,500	[1]	2,500	[1]
Subordinated debt, Interest rate, Minimum	2.42%
Subordinated debt, Interest rate, Maximum	4.78%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	416	[1]	465	[1]
Subordinated debt, Interest rate	6.25%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in Euro [Member]
Subordinated debt:
Subordinated debt	1,176	[1]	1,251	[1]
Subordinated debt, Interest rate, Minimum	4.75%
Subordinated debt, Interest rate, Maximum	5.17%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in other currencies excluding Japanese Yen, US Dollar, Euro [Member]
Subordinated debt:
Subordinated debt	402	[1],[2]	421	[1],[2]
Subordinated debt, Interest rate	6.20%
MUFG [Member] | Floating rate borrowings with no maturity date, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	16,209	[1]	16,208	[1]
Subordinated debt, Interest rate, Minimum	3.05%
Subordinated debt, Interest rate, Maximum	3.17%
BTMU [Member]
Long-term debt
Total	9,980,246		10,497,993
Obligations under capital leases	17,937		27,888
Obligations under sale-and-leaseback transactions	50,875		52,189
Unsubordinated debt:
Unsubordinated debt	2,445,283	[1]	2,232,470	[1]
Subordinated debt:
Subordinated debt	4,826,144	[1]	5,337,711	[1]
Obligations under loan securitization transaction accounted for as secured borrowings:
Obligation under loan securitization transaction accounted for as secured borrowings	2,640,007		2,847,735
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, Start	2011
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, End	2045
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Minimum	0.39%
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Maximum	6.66%
BTMU [Member] | Fixed rate bonds, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt	1,485,402	[1]	1,626,600	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2027
Unsubordinated debt, Interest rate, Minimum	0.26%
Unsubordinated debt, Interest rate, Maximum	2.69%
Subordinated debt:
Subordinated debt	1,910,698	[1]	1,649,855	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2031
Subordinated debt, Interest rate, Minimum	1.13%
Subordinated debt, Interest rate, Maximum	2.91%
BTMU [Member] | Fixed rate bonds, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	400,561	[1]	219,574	[1]
Unsubordinated debt, Maturity date range, Start	2012
Unsubordinated debt, Maturity date range, End	2015
Unsubordinated debt, Interest rate, Minimum	1.60%
Unsubordinated debt, Interest rate, Maximum	3.85%
Subordinated debt:
Subordinated debt	167,380	[1]	371,098	[1]
Subordinated debt, Maturity date	2011
Subordinated debt, Interest rate	7.40%
BTMU [Member] | Fixed rate bonds, payable in other currencies excluding Japanese yen, US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	64,496	[1],[2]	17,056	[1],[2]
Unsubordinated debt, Maturity date range, Start	2012
Unsubordinated debt, Maturity date range, End	2014
Unsubordinated debt, Interest rate, Minimum	5.40%
Unsubordinated debt, Interest rate, Maximum	5.58%
BTMU [Member] | Fixed rate borrowings, payable in Japanese yen [Member]
Unsubordinated debt:
Unsubordinated debt	7,428	[1]	18,327	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2023
Unsubordinated debt, Interest rate, Minimum	0.25%
Unsubordinated debt, Interest rate, Maximum	0.50%
Subordinated debt:
Subordinated debt	216,940	[1]	129,433	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2035
Subordinated debt, Interest rate, Minimum	0.71%
Subordinated debt, Interest rate, Maximum	3.62%
BTMU [Member] | Fixed rate borrowings, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	462	[1]	586	[1]
Unsubordinated debt, Maturity date	2018
Unsubordinated debt, Interest rate	7.49%
Subordinated debt:
Subordinated debt	108,393	[1]	122,714	[1]
Subordinated debt, Maturity date	2013
Subordinated debt, Interest rate	6.76%
BTMU [Member] | Fixed rate borrowings, payable in other currencies excluding Japanese yen, US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	1,294	[1],[2]	4,687	[1],[2]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2013
Unsubordinated debt, Interest rate, Minimum	1.50%
Unsubordinated debt, Interest rate, Maximum	5.65%
BTMU [Member] | Adjustable rate bonds, payable in Japanese yen [Member]
Unsubordinated debt:
Unsubordinated debt	20,000	[1]	20,000	[1]
Unsubordinated debt, Maturity date	2014
Unsubordinated debt, Interest rate	1.71%
Subordinated debt:
Subordinated debt	93,700	[1]	93,700	[1]
Subordinated debt, Maturity date range, Start	2018
Subordinated debt, Maturity date range, End	2019
Subordinated debt, Interest rate, Minimum	0.99%
Subordinated debt, Interest rate, Maximum	1.75%
BTMU [Member] | Floating rate borrowings, payable in Japanese yen [Member]
Subordinated debt:
Subordinated debt	38,100	[1]	52,800	[1]
Subordinated debt, Maturity date range, Start	2020
Subordinated debt, Maturity date range, End	2027
Subordinated debt, Interest rate, Minimum	0.52%
Subordinated debt, Interest rate, Maximum	0.87%
BTMU [Member] | Floating Rate Bonds, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	41,575	[1]
Unsubordinated debt, Maturity date	2014
Unsubordinated debt, Interest rate	0.97%
BTMU [Member] | Floating rate borrowings, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	424,065	[1]	325,640	[1]
Unsubordinated debt, Maturity date range, Start	2014
Unsubordinated debt, Maturity date range, End	2016
Unsubordinated debt, Interest rate, Minimum	0.62%
Unsubordinated debt, Interest rate, Maximum	0.79%
BTMU [Member] | Adjustable rate borrowings, payable in Japanese yen [Member]
Subordinated debt:
Subordinated debt	574,500	[1]	544,100	[1]
Subordinated debt, Maturity date range, Start	2012
Subordinated debt, Maturity date range, End	2028
Subordinated debt, Interest rate, Minimum	0.36%
Subordinated debt, Interest rate, Maximum	2.90%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in Japanese yen [Member]
Subordinated debt:
Subordinated debt	1,083,800	[1]	1,392,700	[1]
Subordinated debt, Interest rate, Minimum	0.90%
Subordinated debt, Interest rate, Maximum	4.78%
BTMU [Member] | Adjustable rate borrowings, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	145,928	[1]	229,157	[1]
Subordinated debt, Maturity date range, Start	2016
Subordinated debt, Maturity date range, End	2017
Subordinated debt, Interest rate, Minimum	0.71%
Subordinated debt, Interest rate, Maximum	0.78%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	207,875	[1]	232,600	[1]
Subordinated debt, Interest rate, Minimum	1.13%
Subordinated debt, Interest rate, Maximum	6.25%
BTMU [Member] | Adjustable rate bonds, payable in Euro [Member]
Subordinated debt:
Subordinated debt			124,920	[1]
Subordinated debt, Maturity date	2015
Subordinated debt, Interest rate	3.50%
BTMU [Member] | Adjustable rate bonds, payable in Euro [Member]
Subordinated debt:
Subordinated debt			124,920	[1]
Subordinated debt, Maturity date	2015
Subordinated debt, Interest rate	3.50%
BTMU [Member] | Adjustable rate borrowings, payable in Euro [Member]
Subordinated debt:
Subordinated debt	11,757	[1]	112,428	[1]
Subordinated debt, Maturity date	2017
Subordinated debt, Interest rate	1.45%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in Euro [Member]
Subordinated debt:
Subordinated debt	154,605	[1]	164,270	[1]
Subordinated debt, Interest rate, Minimum	4.75%
Subordinated debt, Interest rate, Maximum	5.17%
BTMU [Member] | Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US Dollars, Euro [Member]
Subordinated debt:
Subordinated debt	36,820	[1],[2]	38,610	[1],[2]
Subordinated debt, Maturity date	2017
Subordinated debt, Interest rate	1.30%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in other currencies excluding Japanese yen, US Dollars, Euro [Member]
Subordinated debt:
Subordinated debt	75,648	[1],[2]	79,326	[1],[2]
Subordinated debt, Interest rate	6.20%
Other subsidiaries [Member]
Long-term debt
Total	2,975,257		3,033,041
Obligations under capital leases	11,398		16,551
Unsubordinated debt:
Unsubordinated debt	2,059,365		2,033,850
Subordinated debt:
Subordinated debt	809,955		870,380
Obligations under loan securitization transaction accounted for as secured borrowings:
Obligation under loan securitization transaction accounted for as secured borrowings	94,539		112,260
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, Start	2011
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, End	2017
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Minimum	0.40%
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Maximum	3.02%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in Japanese yen [Member]
Unsubordinated debt:
Unsubordinated debt	378,528	[1]	491,310	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	10.30%
Subordinated debt:
Subordinated debt	349,629	[1]	298,163	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2030
Subordinated debt, Interest rate, Minimum	0.93%
Subordinated debt, Interest rate, Maximum	3.04%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	23,573	[1]	193,447	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	10.00%
Other subsidiaries [Member] | Fixed rate bonds and notes, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	97,085	[1]	111,923	[1]
Subordinated debt, Maturity date range, Start	2013
Subordinated debt, Maturity date range, End	2030
Subordinated debt, Interest rate, Minimum	5.25%
Subordinated debt, Interest rate, Maximum	11.33%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in Euro [Member]
Unsubordinated debt:
Unsubordinated debt	436	[1]
Unsubordinated debt, Maturity date	2011
Unsubordinated debt, Interest rate	1.75%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese Yen, US Dollar, Euro [Member]
Unsubordinated debt:
Unsubordinated debt	3,389	[1],[2]	3,518	[1],[2]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	11.30%
Other subsidiaries [Member] | Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt	1,231,674	[1]	1,205,153	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2040
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	22.40%
Other subsidiaries [Member] | Floating/Adjustable rate borrowings, bonds and notes, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	401,646	[1]	131,494	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	14.00%
Other subsidiaries [Member] | Floating rate bonds and notes, payable in Euro [Member]
Unsubordinated debt:
Unsubordinated debt	228	[1]	504	[1]
Unsubordinated debt, Maturity date range, Start	2012
Unsubordinated debt, Maturity date range, End	2014
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	0.50%
Other subsidiaries [Member] | Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese Yen, US Dollar, Euro [Member]
Unsubordinated debt:
Unsubordinated debt	16,079	[1],[2]	3,740	[1],[2]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	11.50%
Other subsidiaries [Member] | Other institutions [Member]
Unsubordinated debt:
Unsubordinated debt	3,812	[1]	4,684	[1]
Unsubordinated debt, Maturity date	2035
Unsubordinated debt, Interest rate, Minimum	1.64%
Unsubordinated debt, Interest rate, Maximum	3.58%
Other subsidiaries [Member] | Adjustable rate borrowings, bonds and notes, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	97,300	[1]	157,600	[1]
Subordinated debt, Maturity date range, Start	2016
Subordinated debt, Maturity date range, End	2020
Subordinated debt, Interest rate, Minimum	0.58%
Subordinated debt, Interest rate, Maximum	2.70%
Other subsidiaries [Member] | Adjustable rate borrowings with no stated maturity, bonds and notes, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	104,118	[1]	125,900	[1]
Subordinated debt, Interest rate, Minimum	1.93%
Subordinated debt, Interest rate, Maximum	3.50%
Other subsidiaries [Member] | Floating rate borrowings, bonds and notes, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	161,823	[1]	176,330	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2015
Subordinated debt, Interest rate, Minimum	0.08%
Subordinated debt, Interest rate, Maximum	1.80%
Other subsidiaries [Member] | Floating rate bonds and notes payable in U.S. dollars [Member]
Subordinated debt:
Subordinated debt			461	[1]
Subordinated debt, Maturity date	2010
Subordinated debt, Interest rate	1.39%
Other subsidiaries [Member] | Floating rate bonds and notes payable in U.S. dollars [Member]
Subordinated debt:
Subordinated debt			461	[1]
Subordinated debt, Maturity date	2010
Subordinated debt, Interest rate	1.39%
Other subsidiaries [Member] | Other miscellaneous debt [Member]
Subordinated debt:
Subordinated debt			¥ 3	[1]

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as British pound, Brazilian real, Chinese yuan, Indonesian rupiah, Hong Kong dollars etc, have been summarized into the "Other currencies" classification.